Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Jan. 31, 2023
Cash flows provided by (used in) operating activities
Net income		$ 1,728	$ 433	[1]
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		585	295	[1]
Amortization and impairment	[2]	276	277	[1]
Stock options and restricted shares expense		2	2	[1]
Deferred income taxes		39	(270)	[1]
Losses (gains) from debt securities measured at FVOCI and amortized cost		(15)	(10)	[1]
Other non-cash items, net		(690)	60	[1]
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(2,708)	3,733	[1]
Loans, net of repayments		35	(2,207)	[1]
Deposits, net of withdrawals		(4,051)	(8,240)	[1]
Obligations related to securities sold short		1,472	2,355	[1]
Accrued interest receivable		(63)	(288)	[1]
Accrued interest payable		197	736	[1]
Derivative assets		8,590	12,616	[1]
Derivative liabilities		(8,601)	(12,864)	[1]
Securities measured at FVTPL		(8,277)	(2,411)	[1]
Other assets and liabilities measured/designated at FVTPL		2,865	3,892	[1]
Current income taxes		(69)	604	[1]
Cash collateral on securities lent		(490)	(757)	[1]
Obligations related to securities sold under repurchase agreements		2,492	(5,914)	[1]
Cash collateral on securities borrowed		(5,112)	2,880	[1]
Securities purchased under resale agreements		7,489	4,031	[1]
Other, net		505	1,188	[1]
Cash flows provided by (used in) operating activities		(3,801)	141	[1]
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,250	1,000	[1]
Issue of common shares for cash		57	48	[1]
Net sale (purchase) of treasury shares		(2)
Dividends and distributions paid		(598)	(571)	[1]
Repayment of lease liabilities		(50)	(82)	[1]
Cash flows provided by (used in) financing activities		657	395	[1]
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(20,511)	(22,089)	[1]
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		5,688	4,493	[1]
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		6,351	8,687	[1]
Net sale (purchase) of property, equipment and software		(209)	(246)	[1]
Cash flows provided by (used in) investing activities		(8,681)	(9,155)	[1]
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(81)	(40)	[1]
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the year		(11,906)	(8,659)	[1]
Cash and non-interest-bearing deposits with banks at beginning of period	[1]	20,816	31,535
Cash and non-interest-bearing deposits with banks at end of period	[3]	8,910	22,876	[1]
Cash interest paid		9,288	6,320	[1]
Cash interest received		12,276	9,722	[1]
Cash dividends received		395	251	[1]
Cash income taxes paid		$ 473	$ 404	[1]

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[3]	Includes restricted cash of $498 million (January 31, 2023: $485 million) and interest-bearing demand deposits with Bank of Canada.